Long-term incentive plans based on Telefónica, S.A. shares	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Long-term incentive plans based on Telefónica, S.A. shares	Long-term incentive plans based on Telefónica, S.A. shares
Long-term incentive plan based on Telefónica, S.A. shares: Performance Share Plan 2018-2022
At the General Shareholders’ Meeting held on June 8, 2018, a long-term incentive plan was approved, consisting of the delivery of shares of Telefónica, S.A. aimed at senior executive officers of the Telefónica Group, including the Executive Directors of Telefónica, S.A. The plan consisted of the delivery to the participants of a certain number of shares of Telefónica, S.A. based on compliance with the objectives established for each of the cycles into which the plan was divided.
The number of shares to deliver depended (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. with regard to the TSRs of a comparison group made up of companies of the telecommunication sector, weighted by its relevance for Telefónica, and (ii) 50% on the generation of Free Cash Flow of Telefónica Group ("FCF"). Performance assessment was carried out based on the evolution of the stock price and on the audited results of the Company.
The plan had a duration of five years and was divided into three cycles of three years each.
•The first cycle commenced in 2018 and finalized on December 31, 2020. The maximum number of shares assigned to this cycle of the plan was 8,466,996, assigned as of January 1, 2018 with a unit fair value of 6.4631 euros per share for FCF objective and 4.516 euros for TSR. As of December 31, 2020 the number of outstanding shares was 7,093,162. Once considered the target fulfillment levels for 2018, 2019, and 2020, a weighted achievement ratio of 50% was reached.
•The second cycle commenced in 2019 and finalized on December 31, 2021. The maximum number of shares assigned to this cycle of the plan was 9,471,489 with a unit fair value of 6.1436 euros per share for FCF objective and 4.4394 euros for TSR. As of December 31, 2021 the number of outstanding shares was 7,494,896. Once considered the target fulfillment levels for 2019, 2020, and 2021, a weighted achievement ratio of 50% was reached.
•In 2020 the third and final cycle commenced, which finalized on December 31, 2022. The maximum number of shares assigned to this cycle of the plan was 5,346,508, assigned as of January 1, 2020 with a unit fair value of 3.2136 euros per share for FCF objective and 1.6444 euros for TSR. As of December 31, 2022 the number of outstanding shares was 4,595,621. Once considered the target fulfillment levels for 2020, 2021, and 2022, a weighted achievement ratio of 50% was reached.
Long-term incentive plan based on Telefónica, S.A. shares: Performance Share Plan 2021-2025
At the General Shareholders’ Meeting held on April 23, 2021, a long-term incentive plan was approved, consisting of the delivery of shares of Telefónica, S.A. aimed at senior executive officers of the Telefónica Group, including the Executive Directors of Telefónica, S.A. The plan consists of the delivery to the participants of a certain number of shares of Telefónica, S.A. based on compliance with the objectives established for each of the cycles into which the plan is divided.
The number of shares to deliver depends (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. with regard to the TSRs of a comparison group made up of companies of the telecommunication sector, weighted by its relevance for Telefónica, (ii) 40% on the generation of Free Cash Flow of Telefónica Group ("FCF"), and (iii) 10% on CO2 Emission Neutralization, in line with the goal set by the Company.
The plan has a duration of five years and is divided into three cycles of three years each. Performance assesment is carried out on the basis of the evolution of the share price, as well as the audited results of the Company, prior to their validation by the Nominating, Compensation and Corporate Governance Committee.
•The first cycle commenced on January 1, 2021 and ended on December 31, 2023. The maximum number of shares assigned to this cycle of the plan was 19,425,499 and the outstanding shares at December 31, 2023 were 17,728,523, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	9,712,749	8,864,262	2.64
FCF Objective	7,770,200	7,091,409	3.15
CO2 E.N. Objective	1,942,550	1,772,852	3.15
After considering the levels of performance during the measurement period, a weighted achievement coefficient of 89.45% was reached.
•The second cycle commenced on January 1, 2022 and will end on December 31, 2024. The maximum number of shares assigned to this cycle of the plan was 15,069,650 and the outstanding shares at December 31, 2023 were 14,545,706, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	7,534,825	7,272,853	2.43
FCF Objective	6,027,860	5,818,282	2.95
CO2 E.N. Objective	1,506,965	1,454,571	2.95
•The third cycle commenced on January 1, 2023 and will end on December 31, 2025. The maximum number of shares assigned to this cycle of the plan was 16,618,564 and the outstanding shares at December 31, 2023 were 16,496,424, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	8,309,282	8,248,212	1.77
FCF Objective	6,647,426	6,598,570	2.81
CO2 E.N. Objective	1,661,856	1,649,642	2.81
Long-term incentive plan based on Telefónica, S.A. shares: Talent for the Future Share Plan 2018-2022
At its meeting on June 8, 2018, the Telefónica, S.A.'s Board of Directors agreed to launch the long-term incentive plan Talent for the Future Share Plan.
The term of this plan was five years and it was divided into three cycles. As in the case of the Performance Share Plan 2018-2022 described above, the number of shares to deliver depended (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. and (ii) 50% on the generation of Free Cash Flow of the Telefónica Group ("FCF"). Performance assessment was carried out based on the evolution of the stock price and on the audited results of the Company.
•The first cycle commenced in 2018 and finalized on December 31, 2020. The maximum number of shares assigned to this cycle of the plan was 787,500, assigned as of January 1, 2018 with a unit fair value of 6.4631 euros per share for FCF objective and 4.516 euros for TSR. As of December 31, 2020 the number of outstanding shares was 691,750. Once considered the target fulfillment levels for 2018, 2019, and 2020, a weighted achievement ratio of 50% was reached.
•The second cycle commenced in 2019 and finalized on December 31, 2021. The maximum number of shares assigned to this cycle of the plan was 812,000, assigned as of January 1, 2019 with a unit fair value of 6.1436 euros per share for FCF objective and 4.4394 euros for TSR. As of December 31, 2021 the number of outstanding shares was 690,750. Once considered the target fulfillment levels for 2019, 2020, and 2021, a weighted achievement ratio of 50% was reached.
•In 2020 the third and final cycle commenced, which finalized on December 31, 2022. The maximum number of shares assigned to this cycle of the plan was 897,400, assigned as of January 1, 2020 with a unit fair value of 3.2136 euros per share for FCF objective and 1.6444 euros for TSR. As of December 31, 2022 the number of outstanding shares was 761,600. Once considered the target fulfillment levels for 2020, 2021, and 2022, a weighted achievement ratio of 50% was reached.
Long-term incentive plan based on Telefónica, S.A. shares: Talent for the Future Share Plan 2021-2025 (TFSP)
At its meeting on March 17, 2021, the Telefónica, S.A.'s Board of Directors agreed to launch a new installment of the long-term incentive plan Talent for the Future Share Plan.
The term of this plan is also five years and it is divided into three cycles. As in the case of the Performance Share Plan 2021-2025 described above, the number of shares to deliver will depend (i) 50% on achievement of the total shareholder return ("TSR") objective for shares of Telefónica, S.A. with regard to the TSRs of a comparison group made up of companies of the telecommunication sector, weighted by its relevance for Telefónica, (ii) 40% on the generation of Free Cash Flow of Telefónica Group ("FCF"), and (iii) 10% on CO2 Emission Neutralization, in line with the goal set by the Company.
•The first cycle commenced on January 1, 2021 and ended on December 31, 2023. The maximum number of shares assigned to this cycle of the plan was 1,751,500 and the outstanding shares at December 31, 2022 were 1,557,000, with the following breakdown:

First cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	875,750	778,500	2.64
FCF Objective	700,600	622,800	3.15
CO2 E.N. Objective	175,150	155,700	3.15
After considering the levels of performance during the measurement period, a weighted achievement coefficient of 89.45% was reached.
•The second cycle commenced on January 1, 2022 and will end on December 31, 2024. The maximum number of shares assigned to this cycle of the plan was 1,646,500 and the outstanding shares at December 31, 2023 was 1,542,000, with the following breakdown:

Second cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	823,250	771,000	2.43
FCF Objective	658,600	616,800	2.95
CO2 E.N. Objective	164,650	154,200	2.95
•The third cycle commenced on January 1, 2023 and will end on December 31, 2025. The maximum number of shares assigned to this cycle of the plan was 1,771,500 and the outstanding shares at December 31, 2023 was 1,745,500, with the following breakdown:

Third cycle	No. of shares assigned	Outstanding shares at 12/31/2023	Unit fair value (euros)
TSR Objective	885,750	872,750	1.77
FCF Objective	708,600	698,200	2.81
CO2 E.N. Objective	177,150	174,550	2.81
Incentivized purchases of Telefónica, S.A. shares for employees
The Telefónica, S.A. Ordinary General Shareholders’ meeting on April 8, 2022 approved a voluntary plan for incentivized purchases of shares of Telefónica, S.A. for the employees of the Group. Under this Plan, employees were offered the option to acquire Telefónica, S.A. shares during a twelve-month period, with the company undertaking to deliver a certain number of free shares to participants, subject to certain requirements. The maximum amount that each employee could invest was limited to 1,800 euros. The total number of free shares to be delivered for the whole plan may never exceed 0.38% of the share capital of Telefónica, S.A. at the date of approval of the plan at the General Shareholders' Meeting.
The purchase period commenced in October 2022 and ended in September 2023. In March 2024 the vesting period of the plan will end. At December 31, 2023, 26,590 employees had registered for the plan.